              As filed with Securities and Exchange Commission on
                                  May 1, 1998
                                                       Registration No. 33-10954

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 13
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                               ------------------

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                              501 Boylston Street
                          Boston, Massachusetts 02117
              (Address of depositor's principal executive offices)

                               ------------------

                                 MARIE C. SWIFT
                                    Counsel
                       New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                    (Name and address of agent for service)

                                   Copies to:
                                STEPHEN E. ROTH
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                               ------------------

It is proposed that this filing will become effective (check appropriate box)
  [X] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Single Premium Variable Life Insurance Policies.

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6

                             Cross-Reference Sheet

Form N-8B-2
Item No.         Caption in Prospectus
-----------      ---------------------

1                Cover Page
2                Cover Page
3                Inapplicable
4                Distribution Agreement and Other Contractual Arrangements
5                How is NEVLICO regulated?
6                The Variable Account
9                Inapplicable
10(a)            Other Policy Features
10(b)            Principal Policy Features
10(c), (d), (e)  Death Benefit; Cash Value and Net Cash Value of the Policy; Is
                 there a short-term cancellation right or "Free Look"?;
                 Investment and Transfer Options
10(f), (g), (h)  Voting Rights; Rights Reserved by NEVLICO
10(i)            Limits to NEVLICO's Right to Challenge the Policy; Payment of
                 Proceeds
11               The Variable Account
12               Who are NEVLICO and The New England?; What are the Money
                 Market, Bond Income and Capital Growth Sub-Accounts of the
                 Variable Account?; Distribution Agreement and Other Contractual
                 Arrangements
13               Charges and Expenses; Distribution Agreement and Other
                 Contractual Arrangements; Charge for NEVLICO's Income Taxes;
                 Appendix A
14               Amount Provided for Investment Under the Policy's Sub-Accounts;
                 Distribution Agreement and Other Contractual Arrangements
15               How is the Premium Determined?; How is the Premium Invested?;
                 Amount provided for Investment in a Policy's Sub-Accounts; The
                 Policy's Actual Investment Return
16               Investments of the Variable Account
17               Captions referenced under Items 10(c), (d) and (e) and (i)
                 above
18               The Variable Account; The Policy's Actual Investment Return
19               Reports; Distribution Agreement and Other Contractual
                 Arrangements
20               Captions referenced under Items 6 and 10(g) above
21               Loan Provision
22               Inapplicable
23               Distribution Agreement and Other Contractual Arrangements
24               Limits to NEVLICO's Right to Challenge the Policy
25               Who are NEVLICO and The New England?

Form N-8B-2
Item No.         Caption in Prospectus
-----------      ---------------------

26               Inapplicable
27               Who are NEVLICO and The New England?
28               Management
29               Who are NEVLICO and The New England?
30               Inapplicable
31               Inapplicable
32               Inapplicable
33               Inapplicable
34               Inapplicable
35               Who are NEVLICO and The New England?
36               Inapplicable
37               Inapplicable
38               Distribution Agreement and Other Contractual Arrangements
39               Distribution Agreement and Other Contractual Arrangements
40               Inapplicable
41(a)            Distribution Agreement and Other Contractual Arrangements
42               Inapplicable
43               Inapplicable
44(a)            Investments of the Variable Account; Amount Provided for
                 Investment in a Policy's Sub-Accounts
44(b)            Charges and Expenses; Appendix B
44(c)            How is the premium determined?; Group or Sponsored Arrangements
45               Inapplicable
46               Investments of the Variable Account; Captions referenced under
                 Items 10(c), (d) and (e) above; Appendix B
47               Investments of the Variable Account
48               Inapplicable
49               Inapplicable
50               Inapplicable
51               Cover Page; Death Benefit; Charges and Expenses; Exchange of
                 Policy; Payment of Options; Other Policy Features; Distribution
                 Agreement and Other Contractual Arrangements; Appendix C
52               Rights Reserved by NEVLICO
53               Tax Considerations
54               Inapplicable
55               Inapplicable

                               NEW ENGLAND LIFE
                               INSURANCE COMPANY

                 ZENITH LIFE--VARIABLE LIFE INSURANCE POLICIES
       ZENITH LIFE ONE--SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                       SUPPLEMENT DATED MAY 1, 1998 TO
                         PROSPECTUS DATED MAY 1, 1988

INTRODUCTION

  This supplement updates certain information contained in the prospectus dated May 1, 1988, as supplemented February 1, 1989, May 1, 1991, May 1, 1992, May 1, 1993, May 1, 1994, May 1, 1995, May 1, 1996 and May 1, 1997. You should read and retain this supplement with your Policy. NELICO will send you an additional copy of the prospectus as supplemented, without charge, on written request. The Zenith Life and Zenith Life One Policies are no longer available for sale.

  NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

  NELICO's Home Office is 501 Boylston Street, Boston, Massachusetts 02116.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE NEW ENGLAND ZENITH FUND AND OF THE VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II, WHICH ARE ATTACHED AT THE END OF THIS SUPPLEMENT. THE SUPPLEMENT AND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                           CHARGES AND EXPENSES

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the sales charge and Deferred Sales Charges may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

CHARGES AGAINST THE ELIGIBLE FUNDS AND THE SUB-ACCOUNTS OF THE VARIABLE
ACCOUNT

  ELIGIBLE FUND EXPENSES. Charges for investment advisory fees and other expenses are deducted from the assets of the Eligible Funds.

  The Zenith Fund Series incur charges for advisory fees and certain other expenses. The series (other than the Capital Growth Series) are advised by TNE Advisers, Inc., an affiliate of NELICO. Under a voluntary expense cap by TNE Advisers for each of the Back Bay Advisors Bond Income, Back Bay Advisors Money Market, Back Bay Advisors Managed, Westpeak Stock Index and Westpeak Growth and Income Series, TNE Advisers will bear those expenses (other than the management fee) that exceed 0.15% of average daily net assets; for the Loomis Sayles Small Cap Series, TNE Advisers will bear all expenses that exceed 1.00% of average daily net assets. For the remaining Zenith Fund Series (other than the Capital Growth Series) TNE Advisers, under a voluntary expense deferral arrangement, will bear those expenses (other than the management fee) which exceed a certain limit in the year in which they are incurred and will charge those expenses to the series in a future year when actual expenses of the series are below the limit up until two years after the end of the fiscal year in which the expense was incurred. The expense cap and expense deferral arrangement may be terminated at any time.

  The following table shows the annual operating expenses for each series, based on actual expenses for 1997 (for the Goldman Sachs Midcap Value Series, anticipated expenses for 1998), after giving effect to the applicable expense cap or expense deferral arrangement.

ANNUAL OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER ANY EXPENSE CAP)

                                 BACK BAY BACK BAY                   WESTPEAK LOOMIS
                                 ADVISORS ADVISORS BACK BAY WESTPEAK  GROWTH  SAYLES
                         CAPITAL   BOND    MONEY   ADVISORS  STOCK     AND    SMALL
                         GROWTH   INCOME   MARKET  MANAGED   INDEX    INCOME   CAP
                         SERIES   SERIES   SERIES   SERIES   SERIES   SERIES  SERIES
                         ------- -------- -------- -------- -------- -------- ------
Management Fee..........  .63%     .40%     .35%     .50%     .25%     .70%   1.00%
Other Expenses..........  .04%     .12%     .10%     .11%     .15%     .12%     --
                          ----     ----     ----     ----     ----     ----   -----
  Total Series Operating
   Expenses.............  .67%     .52%     .45%     .61%     .40%     .82%   1.00%

ANNUAL OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE DEFERRAL)

                                  GOLDMAN             MORGAN
                                   SACHS   LOOMIS     STANLEY     DAVIS  ALGER
                                  MIDCAP   SAYLES  INTERNATIONAL VENTURE EQUITY
                                   VALUE  BALANCED    MAGNUM      VALUE  GROWTH
                                  SERIES*  SERIES  EQUITY SERIES SERIES  SERIES
                                  ------- -------- ------------- ------- ------
Management Fee...................  .75%     .70%        .90%      .75%    .75%
Other Expenses...................  .15%     .15%        .40%      .15%    .12%
                                   ----     ----       -----      ----    ----
  Total Series Operating Ex-
   penses........................  .90%     .85%       1.30%      .90%    .87%

--------
* Anticipated annual operating expenses for the Goldman Sachs Midcap Value Series are based on the management fee approved by shareholders of the Series that became effective on May 1, 1998, and other expenses actually incurred for the Series for 1997.

  The investment adviser for the VIP Fund and VIP Fund II is Fidelity Management & Research Company, a registered investment adviser under the Investment Advisers Act of 1940. The Portfolios of the VIP Fund and VIP Fund II, as part of their operating expenses, pay investment management fees to Fidelity Management & Research Company. The Portfolios also bear certain other expenses. For the year ended December 31, 1997, the total operating expenses incurred by the Portfolios, as a percentage of Portfolio average net assets, were as follows:

                         MANAGEMENT                      OTHER                       TOTAL ANNUAL
PORTFOLIO                   FEES                        EXPENSES                       EXPENSES
---------                ----------                     --------                     ------------
Equity-Income               .50%                          .08%                           .58%*
Overseas                    .75%                          .17%                           .92%*
High Income                 .59%                          .12%                           .71%
Asset Manager               .55%                          .10%                           .65%*

--------
* Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. Had these reductions been included, total annual expenses would have been .57% for Equity-Income Portfolio, .90% for Overseas Portfolio and .64% for Asset Manager Portfolio.

  Affiliates of Fidelity Management & Research Company compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to these Portfolios of VIP Fund and VIP Fund II. Such compensation is based on assets of the Portfolios attributable to the Policies and certain other variable insurance products issued by NELICO and its affiliates.

                        PRINCIPAL POLICY FEATURES

INVESTMENT OPTION (ZENITH LIFE)

  The following change is made:

  The Policy provides that a minimum of 10% of any premium must be allocated to each sub-account selected and that percentages allocated must be in whole numbers; currently, however, NELICO is waiving the requirement of a 10% minimum and will permit any whole percentage to be allocated to a sub-account.

                           THE VARIABLE ACCOUNT

INVESTMENTS OF THE VARIABLE ACCOUNT


  The Variable Account currently has 16 sub-accounts, each of which invests in a series of an Eligible Fund. The sub-accounts of the Variable Account are:

  --The Zenith Money Market Sub-Account, which invests in the Back Bay
   Advisors Money Market Series of the Zenith Fund

  --The Zenith Bond Income Sub-Account, which invests in the Back Bay
   Advisors Bond Income Series of the Zenith Fund

  --The Zenith Capital Growth Sub-Account, which invests in the Capital
   Growth Series of the Zenith Fund

  --The Zenith Stock Index Sub-Account, which invests in the Westpeak Stock
   Index Series of the Zenith Fund

  --The Zenith Managed Sub-Account, which invests in the Back Bay Advisors
   Managed Series of the Zenith Fund

  --The Zenith Growth and Income Sub-Account, which invests in the Westpeak
   Growth and Income Series of the Zenith Fund

  --The Zenith Small Cap Sub-Account, which invests in the Loomis Sayles
   Small Cap Series of the Zenith Fund

  --The Zenith Equity Growth Sub-Account, which invests in the Alger Equity
   Growth Series of the Zenith Fund

  --The Zenith Balanced Sub-Account, which invests in the Loomis Sayles
   Balanced Series of the Zenith Fund

  --The Zenith Venture Value Sub-Account, which invests in the Davis Venture
   Value Series of the Zenith Fund

  --The Zenith Midcap Value Sub-Account, which invests in the Goldman Sachs
   Midcap Value Series (formerly the Loomis Sayles Avanti Growth Series) of the Zenith Fund

  --The Zenith International Magnum Equity Sub-Account, which invests in the
   Morgan Stanley International Magnum Equity Series of the Zenith Fund

  --The Equity-Income Sub-Account, which invests in the Equity-Income
   Portfolio of the VIP Fund

  --The Overseas Sub-Account, which invests in the Overseas Portfolio of the VIP Fund

  --The High Income Sub-Account, which invests in the High Income Portfolio of the VIP Fund

  --The Asset Manager Sub-Account, which invests in the Asset Manager
   Portfolio of VIP Fund II

  The Zenith Fund is an open-end diversified management investment company, more commonly known as a mutual fund. The Zenith Fund was established as an investment vehicle for separate investment accounts of NELICO and of other life insurance companies. Currently the Zenith Fund is the funding vehicle for the Variable Account and for separate accounts of NELICO and MetLife that issue variable annuity contracts.

  The VIP Fund and VIP Fund II are open-end, diversified management investment companies (mutual funds) that serve as the investment vehicles for variable life insurance and variable annuity separate accounts of various insurance companies. The VIP Fund and VIP Fund II were organized by Fidelity Management & Research Company.

  Shares of the Eligible Funds are purchased and sold by the Variable Account at their net asset value (without a deduction for sales load) determined as of the close of regular trading on the New York Stock Exchange on each day when the exchange is open for trading.

  The investment objectives of the Eligible Funds' portfolios are described briefly below. There is, of course, no assurance that these objectives will be met. A full description of the Eligible Funds, including their investment objectives and policies, expenses, and the risks of investing in the Eligible Funds, is contained in the attached Eligible Fund prospectuses, as well as in the Zenith Fund's Statement of Additional Information, which is referenced in the Zenith Fund prospectus, and in the Statement of Additional Information for the VIP Fund and VIP Fund II, which is referenced in those Funds' prospectus.

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

  The Zenith Back Bay Advisors Money Market Series' investment objective is the highest possible level of current income consistent with preservation of capital through investment in a managed portfolio of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

  The Zenith Back Bay Advisors Bond Income Series' investment objective is to provide a high level of current income consistent with protection of capital.

  The Zenith Capital Growth Series' investment objective is long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the U.S. economy.

  The Zenith Westpeak Stock Index Series' investment objective is to provide investment results that correspond to the composite price and yield performance of United States publicly traded common stocks. The Series currently seeks to achieve its objective by attempting to duplicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

  The Zenith Back Bay Advisors Managed Series' investment objective is to provide a favorable total investment return through investment in a diversified portfolio of common stocks and fixed income securities.

  The Zenith Westpeak Growth and Income Series' investment objective is long-term total return (capital appreciation and dividend income) through investment in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

  The Zenith Goldman Sachs Midcap Value Series' investment objective is long-term capital appreciation. The Series invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalizations of companies constituting the Russell Midcap Index at the time of investment.

  The Zenith Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Normally, the Series will invest at least 65% of its assets in companies with market capitalization in the range of the market capitalization of those companies which make up the Russell 2000 index at the time of investment.

  The Zenith Loomis Sayles Balanced Series' investment objective is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities. The Series invests at least 25% of its assets in fixed income securities and, under normal market conditions, more than 50% of its assets in common stocks.

  The Zenith Morgan Stanley International Magnum Equity Series' investment objective is long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers, in accordance with the EAFE country weightings determined by the series' sub-adviser. Under normal circumstances at least 65% of the total assets of the series will be invested in equity securities of issuers in at least three countries outside the United States.

  The Zenith Davis Venture Value Series' investment objective is growth of capital. The Series will primarily invest in domestic common stocks that the Series' subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

  The Zenith Alger Equity Growth Series' investment objective is to seek long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

  The VIP Fund Equity-Income Portfolio's investment objective is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Equity-Income Portfolio will also consider the potential for capital appreciation.

  The VIP Fund Overseas Portfolio's investment objective is long-term growth of capital primarily through investments in foreign securities. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risks of currency fluctuation.

  The VIP Fund High Income Portfolio's investment objective is to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. High-yielding, lower-rated debt securities present higher risks of untimely interest and principal payments, default and price volatility than higher-rated securities, and may present problems of liquidity and valuation.

  The VIP Fund II Asset Manager Portfolio's investment objective is to seek high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

  The basic objective of the Policy is to provide benefits which increase in value when the investment experience of the Policy's sub-accounts is favorable. Historically, the investment performance of common stocks over the long term has generally been superior to that of long or short term debt securities, although common stocks have been subject to more dramatic changes in value over short periods of time. The Zenith Capital Growth, Zenith Midcap Value, Zenith Equity Growth, Zenith Venture Value, Zenith Growth and Income, Zenith Stock Index, Zenith International Magnum Equity or Zenith Small Cap Sub-Accounts, or the Equity-Income or Overseas Sub-Accounts, or some combination of these sub-accounts, may, therefore, be a more desirable selection for Policy Owners who have a long term time horizon and/or are willing to accept such risks of short term fluctuations in value. For a demonstration of certain of these market trends, see Appendix C: Long Term Market Trends. Historically, the investment performance of "small cap" stocks over the long term has generally been superior to stocks of large capitalization companies, although "small cap" stocks have been substantially more volatile than "large cap" stocks. Historically, having a small percentage of a portfolio invested in overseas stocks and the rest in domestic stocks has produced a portfolio that has less, although still substantial, volatility than a completely domestic portfolio. Equity investors should recognize that overseas and "small cap" funds taken alone traditionally involve more risk than most domestic stock funds.

  The performance of the various financial markets over shorter periods of time has sometimes differed from their long term historical results. Short term interest rates were very high in the late 1970's and early 1980's, but are now lower. Long term bond values continue to fluctuate and could lose value if interest rates rise. Common stock prices, which have risen substantially at times, have also had periods of significant negative returns. Policy Owners who seek somewhat greater protection against loss of principal in the short term than that afforded by a stock fund may prefer the High Income Sub-Account or the Zenith Bond Income Sub-Account. However, because the High Income Portfolio invests in higher yielding, lower rated and unrated fixed income securities (including bonds commonly referred to as "junk" bonds), it has a higher degree of risk associated with it relative to more conservative fixed income funds. Those who seek even greater safety of principal may select the Zenith Money Market Sub-Account, although it is subject to possible rapid changes in short term interest rates. Those who primarily seek safety of principal should consider fixed life insurance as an alternative to variable life insurance.

  NELICO guarantees the principal invested in the Fixed Account, although this guarantee is subject to NELICO's claims paying ability.

  You may wish to consider diversifying your investments by allocating the Policy's cash value among two or more sub-accounts.

  Policy Owners may also diversify by selecting the Zenith Managed Sub-Account, Zenith Balanced Sub-Account or the Asset Manager Sub-Account, since each generally invests its assets at most times in a combination of bonds, stocks and short term instruments, in varying proportions depending upon the investment adviser's evaluation of the economy and financial markets. The Asset Manager Portfolio has the ability to invest its stock portfolio more aggressively than the Back Bay Advisors Managed Series. You may also wish to diversify your cash value by country. The Overseas Sub-Account and Zenith International Magnum Equity Sub-Account allow you to participate primarily in companies and economies outside the United States.

  The selection of a Policy's sub-accounts is a matter of your own choice and should depend on your willingness to accept investment risks, the other types of investments you have and your own assessment of future economic and financial market conditions.

INVESTMENT MANAGEMENT

  The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, which is an indirect, wholly-owned subsidiary of NELICO, CGM, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

        SERIES                      ADVISER                       SUB-ADVISER
        ------                      -------                       -----------
Capital Growth           Capital Growth Management
                         Limited Partnership ("CGM")*
Back Bay Advisors Money  TNE Advisers, Inc.            Back Bay Advisors, L.P.*
 Market
Back Bay Advisors Bond   TNE Advisers, Inc.            Back Bay Advisors, L.P.*
 Income
Back Bay Advisors        TNE Advisers, Inc.            Back Bay Advisors, L.P.*
 Managed
Westpeak Stock Index     TNE Advisers, Inc.            Westpeak Investment Advisors,
                                                       L.P.*
Westpeak Growth and      TNE Advisers, Inc.            Westpeak Investment Advisors,
 Income                                                L.P.*
Loomis Sayles Small Cap  TNE Advisers, Inc.            Loomis, Sayles & Company, L.P.*
Loomis Sayles Balanced   TNE Advisers, Inc.            Loomis, Sayles & Company, L.P.*
Morgan Stanley           TNE Advisers, Inc.            Morgan Stanley Asset Management,
 International Magnum                                  Inc.
 Equity
Goldman Sachs Midcap     TNE Advisers, Inc.            Goldman Sachs Asset Management
 Value
Davis Venture Value      TNE Advisers, Inc.            Davis Selected Advisers, L.P.**
Alger Equity Growth      TNE Advisers, Inc.            Fred Alger Management, Inc.

--------
 *An affiliate of NELICO
**Davis Selected may also delegate any of its responsibilities to Davis
 Selected Advisers--NY, Inc., a wholly-owned subsidiary of Davis Selected.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Goldman Sachs Midcap Value Series and Loomis Sayles Small Cap Series, TNE Advisers became the adviser on May 1, 1995. Prior to that date those series were advised by their current sub-adviser, except as follows. New England Mutual served as investment adviser to the Back Bay Advisors Money Market and Back Bay Advisors Bond Income Series until September 10, 1986 when Back Bay Advisors assumed New England Mutual's responsibilities under the investment advisory agreements with those Series. Back Bay Advisors served as investment adviser to the Westpeak Stock Index Series until August 2, 1993, when Westpeak became the investment adviser. The Capital Growth Series was managed by Loomis, Sayles until March 1, 1990, when its Capital Growth Management Division was reorganized into CGM. The Morgan Stanley International Magnum Equity Series' sub-adviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management became the sub-adviser. The Goldman Sachs Midcap Value Series' sub-adviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management became the sub-adviser. For more information about the series' advisory agreements, see the Zenith Fund prospectus attached at the end of this prospectus and the Zenith Fund's Statement of Additional Information.

  Fidelity Management & Research Company, the investment adviser for the VIP Fund and VIP Fund II, is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. For more information regarding the Equity-Income, Overseas, High Income, and Asset Manager Portfolios and Fidelity Management & Research Company, see the VIP Fund and VIP Fund II prospectus attached at the end of this prospectus and their Statement of Additional Information.

                              TAX CONSIDERATIONS

POLICY PROCEEDS

  The following discussion of Federal income tax issues relating to the Policies is general in nature and is not intended as tax advice. It describes what NELICO believes is the Federal income tax treatment of the Policies in the most commonly occurring circumstances and does not reflect the effect of Federal income taxes in all situations. In addition, there is no guarantee that the Federal income tax laws and regulations or interpretation of them will not change. Therefore, NELICO recommends that you consult your own tax advisor for more complete information and advice.

  DEFINITION OF LIFE INSURANCE. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal income tax purposes.

  The Section 7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The manner in which these tests should be applied to certain features of the Policy is not directly addressed by Section 7702 or proposed regulations issued under that section. The presence of these Policy features, the absence of final regulations, and the lack of other pertinent interpretations of Section 7702, thus create some uncertainty about the application of Section 7702 to the Policy.

  Nevertheless, NELICO believes that the Policy qualifies as a life insurance contract for federal income tax purposes. This means that:

  . the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a) (1) of the Code; and

  . the Policy Owner should not be considered in constructive receipt of the cash surrender value, including any increases, unless and until they are distributed from the Policy.

  Because of the absence of final regulations or any other pertinent interpretations, it, however, is unclear whether substandard risk Policies will, in all cases, meet the statutory life insurance contract definition. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such Policy would not provide most of the tax advantages normally provided by a life insurance contract.

  NELICO thus reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

  TAX LAW EFFECTS ON CERTAIN PRE-DEATH DISTRIBUTIONS. Section 7702A of the Code contains provisions affecting the tax treatment of any loan, assignment or other pre-death distribution from a life insurance policy which is also a "modified endowment contract" (defined below under "Modified Endowment Contracts").

  NON-MODIFIED ENDOWMENT CONTRACTS. For Policies not classified as modified endowment contracts NELICO believes any policy loans received under such Policies will be treated as indebtedness of the owner and will not be treated as taxable income to you. This assumes that the Policy has not lapsed, been surrendered or terminated. As a general rule, policy loan interest is not deductible under current Federal income tax law.

  You may be subject to Federal income tax upon surrender of your Policy if the net cash surrender value of the Policy is greater than the investment in the Policy less prior distributions from the Policy that were not taxed. If a Policy has a policy loan and is surrendered or lapses, the policy loan is treated as a distribution and would be taxable if there is a gain in the Policy. In that case, the gain in the Policy would be taxable even if the Policy has no net cash surrender value. If you incur a loss upon the surrender it is not likely to be deductible for Federal income tax purposes.

  Generally, a partial surrender of the Policy will not be taxable to you unless it is greater than the investment in the Policy less the untaxed portions of any prior distributions. The Internal Revenue Code does provide, however, that in certain situations in the first 15 years of the Policy partial surrenders may be taxable, in whole or in part, if the net cash surrender value is greater than the total investment in the Policy less the previous untaxed distributions. This may be the case even if the amount of the partial surrender is less than the investment in the Policy.

  MODIFIED ENDOWMENT CONTRACT. In general, a modified endowment contract is a life insurance contract issued or materially changed on or after June 21, 1988, which fails to satisfy a "7-pay test". A life insurance policy will fail to satisfy the 7-pay test if the cumulative amount paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid on or before such time had the policy provided for paid up future benefits after the payment of seven level annual premiums. Riders to the policy are considered part of the policy for purposes of applying the 7-pay test. Any policy received in exchange for a modified endowment contract will also be a modified endowment contract.

1. ZENITH LIFE POLICIES

  Normally, payment of the Policy's premiums will not cause it to be a modified endowment contract. If, however, the Policy's face amount is reduced in the first seven policy years, either as a result of a partial surrender or because the Policy Owner allows the Policy to lapse to Paid-up Insurance, the 7-pay test may be applied as if the Policy had originally been issued at the reduced face amount. In that event, the Policy could fail the 7-pay test and be classified as a modified endowment contract.

  If a "material change" in the benefits or other Policy terms occurs under a Policy which has satisfied the 7-pay test, the Policy will be treated as a new Policy entered into on the day on which the material change occurred. The Policy will be retested under the 7-pay test, after making certain adjustments to reflect the Policy's existing cash value. For this purpose, only the addition of a rider to the Policy would constitute a material change requiring a retesting under the 7-pay test. A Policy subject to retesting in this manner could fail the 7-pay test.

  It is important to be aware that the addition of a rider to any Policy, even a Policy issued before June 21, 1988, could be a material change which requires the Policy to be tested under the 7-pay test.

  Regardless of when it was issued, if a Policy described in the Zenith Life prospectus is exchanged on or after June 21, 1988 for another life insurance policy, the new insurance policy should be reviewed to determine how the rules regarding modified endowment contracts may apply to the new policy.

2. ZENITH LIFE ONE POLICIES

  ALL POLICIES DESCRIBED IN THE ZENITH LIFE ONE PROSPECTUS WHICH WERE ENTERED INTO ON OR AFTER JUNE 21, 1988 ARE CONSIDERED MODIFIED ENDOWMENT CONTRACTS AND ARE SUBJECT TO THE TAX TREATMENT OF DISTRIBUTIONS DISCUSSED BELOW UNDER "DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS". IN ADDITION, ANY INSURANCE POLICY RECEIVED IN EXCHANGE FOR A MODIFIED ENDOWMENT CONTRACT WILL ALSO BE A MODIFIED ENDOWMENT CONTRACT.

  Regardless of when it was issued, if a Policy described in the Zenith Life One prospectus is exchanged on or after June 21, 1988 for another life insurance policy, the new insurance policy should be reviewed to determine how the rules regarding modified endowment contracts may apply to the new policy.

  DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS. If a Policy is a modified endowment contract, then the following rules will apply to distributions under such contract:

    (a) Distributions will be includible in your gross income to the extent the cash value of the Policy exceeds your investment in the Policy (i.e. will be treated as income first.)

    (b) Loans (including any unpaid interest) are considered distributions even if the amount borrowed is retained by NELICO as a premium. Your investment in the Policy will be increased by the amount of any prior loan that was included in your gross income.

    (c) A policy assignment is treated as a distribution. For example, in a split dollar insurance plan involving a collateral assignment of the Policy, the collateral assignment is a distribution which will subject any gain in the Policy to taxation.

    (d) For purposes of determining the amount of the distribution which is includible in gross income, all modified endowment contracts issued by NELICO or its affiliates to the same Policy Owner during any calendar year must be treated as one modified endowment contract.

  Any taxable distribution will be subject to an additional tax equal to 10% of the taxable amount of the distribution unless the distribution is:

    (a) made on or after the date when you attain age 59 1/2;

    (b) is attributable to your becoming disabled; or

    (c) is part of a series of substantially equal periodic payments made no less frequently than annually for your life (or life expectancy).

  If a Policy becomes a modified endowment contract, distributions made during the year in which it becomes a modified endowment contract, distributions in any subsequent policy year and distributions within two years before the Policy becomes a modified endowment contract will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. In addition, regulations or other interpretations may be issued which will apply similar tax treatment to other distributions made in anticipation of a Policy becoming a modified endowment contract.

  OTHER POLICY OWNER TAX MATTERS. Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon the individual circumstances of each Policy Owner or beneficiary.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under Section 7702 of the Code. Failure to comply with the diversification requirements may result in not treating the Policy as life insurance. If the Policy does not qualify as life insurance, you may be subjected to immediate taxation on the incremental increases in cash value of the Policy. Regulations specifying the diversification requirements have been issued by the Department of Treasury, and NELICO believes it complies fully with such requirements.

  In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of additional guidance prescribing the circumstances in which an owner's control of the investments of a separate account may cause a Policy Owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Policy Owner is considered the owner of the assets of the Separate Account, income and gains from the Account would be included in the Owner's gross income.

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, a Policy Owner has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, NELICO does not know what standards will be set forth in the additional guidance which the Treasury has stated it expects to be issued. NELICO therefore reserves the right to modify the Policy as necessary to attempt to prevent the Policy Owner from being considered the owner of the assets of the Separate Account.

  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

  POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of this Policy. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

CHARGE FOR NELICO'S INCOME TAXES

  Under current Federal income tax law no tax is imposed on NELICO as a result of the operations of the Variable Account. Thus, no charge is being made currently to the Variable Account for company Federal income taxes. NELICO reserves its right to charge the Variable Account for company Federal income taxes in the future.

  Under current laws NELICO may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant and, accordingly, NELICO is not currently making a charge for them. If they increase, however, charges for such taxes attributable to the Variable Account may be made.

                                  MANAGEMENT

  The directors and executive officers of NELICO and their principal business experience during the past five years are:

                              DIRECTORS OF NELICO

                                 PRINCIPAL BUSINESS
                                     EXPERIENCE
       NAME AND PRINCIPAL       DURING THE PAST FIVE
        BUSINESS ADDRESS                YEARS
 ------------------------------ -----------------------------------------------
 James M. Benson                President and Chief Executive Officer of NELICO
                                 since 1998; formerly, President and Chief
                                 Operating Officer 1997-1998 of NELICO;
                                 President and CEO 1996-1997 of Equitable Life
                                 Assurance Society and COO of Equitable
                                 Companies, Inc.; Senior Vice President 1993-
                                 1996 of Equitable Life Assurance Society.
 Susan C. Crampton              Director of NELICO since 1996 and serves as
  127 Tarbox Road                Principal of The Vermont Partnership, a
  Jericho, VT 05465              business consulting firm located in Jericho,
                                 Vermont since 1989; formerly, Director 1989-
                                 1996 of New England Mutual.
 Edward A. Fox                  Director of NELICO since 1996 and Chairman of
  RR Box 67-15                   the Board of SLM Holdings since 1997;
  Harborside, ME 04642           formerly, Director 1994-1996 of New England
                                 Mutual and Dean 1990-1994 of The Amos Tuck
                                 School of Business Administration at Dartmouth
                                 College.
 George J. Goodman              Director of NELICO since 1996 and author,
  Adam Smith's Money World       television journalist, and editor.
  50th Floor Craig Drill Capital
  General Motors Building
  767 Fifth Street
  New York, NY 10153
 Dr. Evelyn E. Handler          Director of NELICO since 1996; formerly,
  74 Tater St.                   Executive Director and Chief Executive Officer
  Mount Vernon, N.H. 03057       of the California Academy of Sciences 1994-
                                 1997; Director 1987-1996 of New England Mutual
                                 and Research Fellow and an Associate 1991-1994
                                 of the Graduate School of Education at Harvard
                                 University and a Senior Fellow at The Carnegie
                                 Foundation for the Advancement of Teaching.
 Philip K. Howard, Esq.         Director of NELICO since 1996 and Partner of
  Howard, Darby & Levin          the law firm of Howard, Darby & Levin in New
  1330 Avenue of the Americas    York City.
  New York, NY 10019
 Harry P. Kamen                 Director of NELICO since 1996 and Chairman of
  Metropolitan Life              the Board since 1998; formerly Chairman and
  One Madison Avenue             Chief Executive Officer 1997-1998; Chairman,
  New York, NY 10010             President, and Chief Executive Officer 1995-
                                 1997 and Chairman and CEO 1993-1995 of
                                 Metropolitan Life Insurance Company.
 Terence Lennon                 Director of NELICO since 1996 and Senior Vice
  Metropolitan Life              President of Metropolitan Life Insurance
  One Madison Avenue             Company since 1994; formerly, Assistant Deputy
  New York, NY 10010             Superintendent and Chief Examiner 1984-1994 of
                                 the New York Insurance Department.

                              PRINCIPAL BUSINESS
                                  EXPERIENCE
     NAME AND PRINCIPAL      DURING THE PAST FIVE
      BUSINESS ADDRESS               YEARS
 --------------------------- --------------------------------------------------
 Bernard A. Leventhal        Director of NELICO since 1996; formerly, Vice
  Burlington Industries       Chairman of the Board of Directors 1995-1997 of
  1345 Avenue of the Americas Burlington Industries, Inc.; President since 1978
  New York, NY 10105          and Corporate Group Vice President since 1985 and
                              Director since 1990 of Burlington Menswear
                              Division.
 Thomas J. May               Director of NELICO since 1996 and Chairman,
  Boston Edison Company       President and Chief Executive Officer of Boston
  800 Boylston Street         Edison Company since 1994; formerly, Director
  Boston, MA 02199            1994-1996 of New England Mutual; President and
                              Chief Operating Officer 1993-1994 of Boston
                              Edison Co.
 Stewart G. Nagler           Director of NELICO since 1996 and Senior Executive
  Metropolitan Life           Vice President and Chief Financial Officer of
  One Madison Avenue          Metropolitan Life Insurance Company since 1986.
  New York, NY 10010
 Rand N. Stowell             Director of NELICO since 1996 and President of
  United Timber Corp.         United Timber Corp. of Dixfield, Maine; formerly,
  P.O. Box 650                Director 1990-1996 of New England Mutual.
  Pine Street
  Dixfield, ME 04224
 Alexander B. Trowbridge     Director of NELICO since 1996 and President of
  Trowbridge Partners Inc.    Trowbridge Partners, Inc. in Washington, DC;
  1317 F Street, NW,          formerly, Director 1983-1996 of New England
  Suite 500                   Mutual.
  Washington, D.C. 20004

                          EXECUTIVE OFFICERS OF NELICO
                              OTHER THAN DIRECTORS

                              PRINCIPAL BUSINESS
                                  EXPERIENCE
                             DURING THE PAST FIVE
            NAME                     YEARS
            ----             --------------------------------------------------
 James M. Benson             See Directors above.
 David W. Allen              Senior Vice President of NELICO since 1996;
                              formerly, Senior Vice President 1994-1996 and
                              Vice President 1990-1994 of New England Mutual.
 Thom A. Faria               President, Career Agency System (a business unit
                              of NELICO) since 1996; formerly, Executive Vice
                              President in 1996, Senior Vice President 1993-
                              1996 of New England Mutual.
 Anne M. Goggin              Senior Vice President and Associate General
                              Counsel of NELICO since 1997; formerly, Vice
                              President and Counsel of NELICO in 1996, Vice
                              President and Counsel 1994-1996 and Second Vice
                              President and Counsel 1988-1994 of New England
                              Mutual.
 Daniel D. Jordan            Second Vice President, Counsel and Secretary since
                              1996; formerly, Counsel and Assistant Secretary
                              1990-1996 of New England Mutual.
 Richard D. Keidan           Senior Vice President of NELICO since 1996;
                              formerly, Vice President 1994-1996 of
                              Metropolitan Life (Chief Marketing Officer of
                              MetLife Brokerage) and Regional Sales and
                              Marketing Manager 1989-1994 of Phoenix Home Life.
 Alan C. Leland, Jr.         Senior Vice President of NELICO since 1996;
                              formerly, Vice President 1984-1996 of New England
                              Mutual.
 Bruce C. Long               President, New England Annuities (a business unit
                              of NELICO) since 1996; formerly, President 1994-
                              1996 New England Annuities (a business unit of
                              New England Mutual) Senior Vice President in 1994
                              of New England Annuities; Vice President 1992-
                              1994 of Keyport Life Insurance.

                          PRINCIPAL BUSINESS
                              EXPERIENCE
                         DURING THE PAST FIVE
          NAME                   YEARS
          ----           ------------------------------------------------------
 George J. Maloof        Senior Vice President of NELICO since 1996; formerly,
                          Vice President 1991-1996 of New England Mutual.
 Thomas W. McConnell     Senior Vice President of NELICO since 1996 and
                          Director, Chief Executive Officer and President of
                          New England Securities Corporation since 1993;
                          formerly, National Sales Manager 1993 of Alliance
                          Fund Distributors; National Sales Manager 1992-1993
                          of Equitable Capital Securities.
 Thomas W. Moore         Senior Vice President of NELICO since 1996; formerly,
                          Vice President 1990-1996 of New England Mutual.
 Robert W. Powell        President, Life Brokerage (a business unit of NELICO)
                          since 1996; formerly, Officer-In-Charge 1994-1996 of
                          MetLife Brokerage (a subsidiary of Metropolitan Life
                          Insurance Company) and Marketing Vice President 1988-
                          1994 of MetLife.
 Richard A. Robinson     Second Vice President and chief accounting officer of
                          NELICO since 1998; formerly, Second Vice President
                          1997-1998 of NELICO; Manager of Life Insurance.
                          Accounting 1994-1997 and Chief Accountant 1992-1994
                          of Liberty Life Assurance Company.
 Robert E. Schneider     Executive Vice President and Chief Financial Officer
                          of NELICO since 1996; formerly, Director, Executive
                          Vice President and Chief Financial Officer 1993-1996
                          and Executive Vice President and Chief Financial
                          Officer 1990-1993 of New England Mutual.
 John G. Small, Jr.      President, New England Services (a business unit of
                          NELICO) since 1997; formerly, Senior Vice President
                          1996-1997 of NELICO and Senior Vice President 1990-
                          1996 of New England Mutual.
 Ellen D. Sullivan       Senior Vice President and Associate General Counsel of
                          NELICO since 1997; formerly, Vice President and
                          Counsel in 1996 of NELICO; Vice President and Counsel
                          1994-1996 and Second Vice President and Counsel 1985-
                          1994 of New England Mutual.
 H. James Wilson         Executive Vice President and General Counsel of NELICO
                          since 1996; formerly, Executive Vice President and
                          General Counsel 1993-1996, Senior Vice President and
                          General Counsel 1992-1993 of New England Mutual.
 John W. Wright          President, New England Employee Benefits Group (a
                          business unit of NELICO) since 1996; formerly,
                          President 1993-1996 New England Employee Benefits
                          Group (a business unit of New England Mutual), Senior
                          Vice President 1989-1993 of New England Employee
                          Benefits Group of New England Mutual.
 Frederick K. Zimmermann Executive Vice President and Chief Investment Officer
                          of NELICO since 1996; formerly, Executive Vice
                          President and Chief Investment Officer 1993-1996 and
                          Senior Vice President--Investments 1989-1993 of New
                          England Mutual.

  The principal business address for each of the directors and officers is the same as NELICO's except where indicated otherwise.

  Like all financial services providers, NELICO utilizes systems that may be affected by Year 2000 transition issues and it relies on a number of third parties, including banks, custodians, and investment managers, that also may be affected. NELICO and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on NELICO. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. NELICO currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, with systems testing and compliance verification to follow. There can, however, be no assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.

                               TOLL-FREE NUMBERS

  For information about historical values of the Variable Account sub-accounts, call the toll-free number 1-800-333-2501.

  For sub-account transfers, premium reallocations, or Statements of Additional Information for the Eligible Funds, call the toll-free number 1-800-200-2214.

  You may also call our Client TeleService Center toll-free at 1-800-388-4000 to request current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or to request Policy loans of less than $25,000. Requests must be in writing if the Policy is owned by a corporation or a pension trust.

  For all other types of Policy changes, please contact your registered representative.

                             ADVERTISING PRACTICES

  The following paragraph is added to this section:


  NELICO is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                    EXPERTS

  The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") (formerly New England Variable Life Insurance Company) and the consolidated financial statements of NELICO and subsidiaries as of and for the years ended December 31, 1997 and 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to NELICO, includes an explanatory paragraph referring to the change in the basis of accounting and the change in corporate organization), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The adjustments that were applied to restate the 1995 financial statements to reflect the effects of the changes for adoption of generally accepted accounting principles and the changes in corporate organization have also been audited by Deloitte & Touche LLP.

  The statutory statements of operations, surplus, and cash flows of New England Variable Life Insurance Company and New England Pension and Annuity Company for the year ended December 31, 1995 (not included herein), have been incorporated herein in reliance on the reports (which reports include adverse opinions as to generally accepted accounting principles and unqualified opinions as to statutory accounting practices prescribed or permitted by the Insurance Department of the State of Delaware) of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing. The statutory statements of operations and surplus, and cash flows of Exeter Reassurance Company, Ltd. for the year ended December 31, 1995 (not included herein), have been incorporated herein in reliance on the report (which report includes an adverse opinion as to generally accepted accounting principles and an unqualified opinion as to conformity with The Insurance Act 1978, amendments thereto and related regulations) of Coopers & Lybrand, chartered accountants, given on the authority of that firm as experts in accounting and auditing.

  The consolidated statements of operations, shareholder's equity, and cash flows of New England Securities Corporation for the year ended December 31, 1995 (not included herein); the statements of operations, changes in shareholder's equity, and cash flows of TNE Advisers, Inc. for the year ended December 31, 1995 (not included herein), have been incorporated herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing. The statements of earnings and retained earnings, and cash flows of Newbury Insurance Company, Limited for the year ended December 31,

1995 (not included herein), have been incorporated herein in reliance on the reports of Coopers & Lybrand, chartered accountants, given on the authority of that firm as experts in accounting and auditing.

  The statements of operations and changes in net assets of New England Variable Life Separate Account for the period ended December 31, 1995 have been incorporated herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

This registration statement incorporates by reference the prospectus dated May 1, 1988 and the supplement dated February 1, 1989 to the prospectus dated May 1, 1988 for the policies, each as filed in Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 (File No. 33-10954).

                                    Part II

                          UNDERTAKING TO FILE REPORTS

          Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

          Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered. NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                REPRESENTATIONS

          New England Life Insurance Company hereby represents that the fees and charges deducted under the single premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT

          This Registration Statement comprises the following papers and documents:

          The facing sheet.

          A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

          The prospectus consisting of 69 pages.

          The undertaking to file reports.

          The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

          The signatures.

          Written consents of the following persons:

                    Edward N. Wadsworth, Esq. (see Exhibit 3(a)(ii) below) Robert E. Schneider, F.S.A. (see Exhibit 3(b) below) Sutherland, Asbill & Brennan LLP (see Exhibit 6 below) Independent Auditors (see Exhibit 12 below)

          The following exhibits:

          1.A.      (1)         January 31, 1983 resolution of the Board of
                                 Directors of NEVLICO ***
                    (2)         None
                    (3) (a)     Distribution Agreement between NEVLICO and
                                 NELESCO ****
                        (b)(i)  Form of Contract between NELICO and its General
                                 Agents ***
                        (c)     Commission Schedule for Variable Life Policies
                        (d)     Form of Independent Contract Agreement
                                 Concerning Insurance Product Sales *

                    (5) (a)     Specimen of Policy
                        (b)      Fixed Account Endorsement
                        (c)     Acceleration of Benefit Rider ###
                    (6) (a)     Amended and restated Articles of Incorporation
                                 of NELICO ##
                        (b)     Amended and restated By-Laws of NELICO *
                    (7)         None
                    (8)         None
                    (9)         None
                    (10)        The Form of Application
               2.               See Exhibit 1.A. (10)
               3.(a)(i)         Opinion of Edward N. Wadsworth, Esquire
                    (ii)        Consent of Edward N. Wadsworth, Esquire
                 (b)            Opinion and Consent of Robert E. Schneider,
                                 F.S.A.
               6.               Consent of Sutherland, Asbill & Brennan LLP
               7.   (i)         Powers of Attorney ##
                    (ii)        Power of Attorney for James M. Benson *
                    (iii)       Power of Attorney for Richard Robinson **
              10.               Notice of Withdrawal Right for Variable Life
                                 Policies
              11.               Inapplicable
              12.               Consent of Independent Auditors
              13.               Schedule for computation of performance
                                 quotations ****
              14.               Consolidated memorandum describing certain
                                 procedures, filed pursuant to Rule
                                 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii)
                                 ****
              15.   (i)         Participation Agreement among Variable
                                 Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company ****
                    (ii)        Amendment No. 1 to Participation Agreement among
                                 Variable Insurance Products Fund, Fidelity
                                 Distributors Corporation and New England
                                 Variable Life Insurance Company #
                    (iii)       Participation Agreement among Variable Insurance
                                 Products Fund II, Fidelity Distributors
                                 Corporation and New England Variable Life
                                 Insurance Company #

----------

# Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed June 22, 1995.

     ## Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed February 13, 1997.

     ### Incorporated herein by reference to Post-Effective Amendment No. 8 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 30, 1997.

     * Incorporated herein by reference to the Pre-effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed July 16, 1997.

     ** Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, filed February 17, 1998.

     *** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-66864, filed February 25, 1998.

     **** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 24, 1998.

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                                     II - 4

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1998.

                                      New England Variable Life Separate
                                        Account
                                          (Registrant)

                                      By:  New England Life Insurance
                                           Company
                                                (Depositor)


                                      By:
                                          --------------------------------------
                                                H. James Wilson
                                                Executive Vice President
                                                and General Counsel

Attest:


-----------------------
    Marie C. Swift

     Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1998.


                                       New England Life Insurance Company
(Seal)


Attest:                                By:
       ------------------------           -------------------------------
            Marie C. Swift                 H. James Wilson
                                           Executive Vice President and
                                           General Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1998.


       *                                   President and Chief Executive Officer
----------------------
James M. Benson

       *                                                 Director
----------------------
Susan C. Crampton

       *                                                 Director
----------------------
Edward A. Fox

       *                                                 Director
----------------------
George J. Goodman

       *                                                 Director
----------------------
Evelyn E. Handler

       *                                                 Director
----------------------
Philip K. Howard

       *                                                 Director
----------------------
Harry P. Kamen

       *                                                 Director
----------------------
Terence Lennon

       *                                                 Director
----------------------
Bernard A. Leventhal

       *                                                 Director
----------------------
Thomas J. May

       *                                                 Director
----------------------
Stewart G. Nagler
                                               Second Vice President and
       *                                        Chief Accounting Officer
----------------------
Richard A. Robinson

       *                                      Executive Vice President and
----------------------                           Chief Financial Officer
Robert E. Schneider

       *                                                Director
----------------------
Rand N. Stowell

          *                                             Director
----------------------
Alexander B. Trowbridge


                              By: /s/ Anne M. Goggin
                                  --------------------
                                  Anne M. Goggin, Esq.
                                   Attorney-in-fact



* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997, Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on July 16, 1997, and the Variable Account's Form S-6 Registration Statement, File No. 333-46401, on February 17, 1998.



spvl

                                 EXHIBIT LIST



                                                     Sequentially
Exhibit Number              Title                    Numbered Page*
--------------              -----                    --------------

     1.A.(3)(c)  Commission Schedule for Policies

     1.A.(5)(a)  Specimen of Policy

     1.A.(5)(b)  Endorsement

     1.A.(10)    Form of Application

     3.(a)(i)    Opinion of Edward N. Wadsworth

     3.   (ii)   Consent of Edward N. Wadsworth

       (b)       Opinion and Consent of Robert
                 E. Schneider

      6.         Consent of Sutherland, Asbill
                 & Brennan LLP

     10.         Notice of Withdrawal Right

     12.         Consent of Independent Auditors



----------------

*  Page numbers inserted on manually-signed copy only.